Stock-Based Compensation - Summary of Unvested Shares of Common Stock Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares Outstanding, Balance	136,000	216,000
Number of Shares, Issued	58,000	2,000
Number of Shares, Vested	(54,000)	(80,000)
Number of Shares, Repurchased		(2,020)	(1,770)
Number of Shares Outstanding, Balance	140,000	136,000	216,000
Weighted-Average Exercise Price Per Share, Balance	$ 1.76	$ 1.68
Weighted-Average Exercise Price Per Share, Issued	5.33	5.18
Weighted-Average Exercise Price Per Share, Vested	1.70	1.49
Weighted-average exercise price per share, Repurchased		1.33
Weighted-Average Exercise Price Per Share, Balance	$ 3.26	$ 1.76	$ 1.68